THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
OCT 26 2010
Washington, DC 20549

[redacted]

10013821

P. William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-33803

By Facsimile and First Class Mail

October 26, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 25, 2010 The Nasdaq Stock Market (the "Exchange") received from Western Liberty Bancorp (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value of $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery